Derivative financial instruments (Income (loss) recorded in comprehensive income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Net changes in cash flow hedges, Income tax effect	$ 12,845	$ 2,080	$ (2,131)
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives	(102,725)	(16,639)	17,049
Net change in fair value of derivatives, net of tax	(89,918)	(14,559)	14,918
Interest rate caps
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives	$ (38)	$ 0	$ 0